ProShares DJ Brookfield Global Infrastructure Investment Risks - ProShares DJ Brookfield Global Infrastructure	May 30, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Infrastructure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Infrastructure Industry Risk — Companies in the infrastructure industry may be subject to a variety of risks, including: high interest costs in connection with capital construction programs; high degrees of leverage; economic slowdowns; surplus capacity; difficulty in raising capital; costs associated with changes in government regulations or policies; adverse changes in tax laws; increased competition from other service providers; evolving technological developments; environmental problems; labor relations tensions; and corruption in publicly funded projects.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market, social, geopolitical and economic developments, including changes in interest and currency rates, inflation (or expectations for inflation), deflation (or expectations for deflation), global demand for particular products or resources, market instability, debt crises, embargoes, tariffs, sanctions and other trade barriers, regulatory or governmental trade or market control programs, recessions, supply chain disruptions, labor disturbances, environmental or man-made disasters, war, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), social unrest and other unforeseeable events.
Master Limited Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Master Limited Partnership Risk — The Fund may invest in MLPs, which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are qualified publicly traded partnerships (“QPTPs”) for federal income tax purposes. Changes in U.S. tax laws could revoke the pass-through attributes that provide the potential tax efficiencies that may make MLPs attractive investment structures.
Foreign-EM Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2025, the Index had a significant portion of its value in issuers in the energy, industrials and utilities industry groups.
Energy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Energy Industry Risk — Companies in this industry may experience: adverse effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events, international conflicts or threat of conflicts and economic conditions; and market, economic and political risks of the countries where energy companies are located or do business. The energy industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
Industrials Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
Utilities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Utilities Industry Risk — Companies in this sector may experience: review and limitation of rates by governmental regulatory commissions and increased competition as a result of deregulation.
Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of May 31, 2025, the Index had a significant portion of its value in issuers in Canada.
Canada Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Canadian Investments Risk — Investments in securities of issuers in Canada include risks such as, regulatory, political, currency, security and economic risk specific to Canada. The Canadian economy is heavily dependent on relationships with certain key trading partners, including the U.S. and China. Canada is also a large supplier of natural resources such as oil, natural gas, timber, and agricultural products and its economy is sensitive to changes in commodity prices.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.